Stock option plan (Details 3 - Textuals 1) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) R$ / shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Oct. 29, 2021 R$ / shares
Share-based payments
Equity settled share-based payments recognized in the statement of profit or loss | R$	R$ 967	R$ 142	R$ 0
Equity-settled 1st and 2nd Program
Share-based payments
Percentage of options can be exercised before vesting period	25.00%
Equity settled share-based payments recognized in the statement of profit or loss | R$	R$ 668	142
Equity-settled 1st and 2nd Program | Top of range [member]
Share-based payments
Exercise price of the options				R$ 653.21
Equity-settled 1st and 2nd Program | Bottom of range [member]
Share-based payments
Exercise price of the options				9.58
Equity-settled 3rd Program
Share-based payments
Equity settled share-based payments recognized in the statement of profit or loss | R$	251	0
Equity-settled 3rd Program | Top of range [member]
Share-based payments
Exercise price of the options				1,352
Equity-settled 3rd Program | Bottom of range [member]
Share-based payments
Exercise price of the options				R$ 19.84
Equity-settled 4th Program
Share-based payments
Equity settled share-based payments recognized in the statement of profit or loss | R$	R$ 48	R$ 0
Equity-settled 4th Program | Top of range [member]
Share-based payments
Exercise price of the options	R$ 1,352
Equity-settled 4th Program | Bottom of range [member]
Share-based payments
Exercise price of the options	R$ 19.84
CI&T Brazil
Share-based payments
Number of times for entity's share capital than subsidiary share capital	68.14
Class A common shares
Share-based payments
Number of shares represented by each option	1